Borrowings - Securities covenants and guarantees, Bonds and Corporate guarantor financial covenants (Details) $ / shares in Units, kr in Thousands, $ in Thousands												12 Months Ended
	Nov. 30, 2022 USD ($)	Jul. 15, 2022 USD ($)	Mar. 21, 2022 USD ($)	Sep. 24, 2021 USD ($) item	Oct. 21, 2020 USD ($)	Jul. 21, 2020 USD ($)	Jan. 31, 2020 USD ($)	Jan. 31, 2020 NOK (kr)	Nov. 27, 2019 NOK (kr)	May 16, 2019 USD ($)	Mar. 22, 2017 USD ($)	Dec. 31, 2022 USD ($) $ / kr $ / shares	Dec. 31, 2021 USD ($) $ / kr	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 27, 2019 USD ($)	Nov. 27, 2019 NOK (kr)	Jun. 27, 2016 USD ($)	Jun. 27, 2016 NOK (kr)
Borrowings
Minimum aggregate market value of mortgaged vessels, as percentage of outstanding facility amount												120.00%
Minimum liquidity at all times												$ 1,500
Amount repaid												729,849	$ 592,463	$ 1,481,709
Loss on redemption of bond														1,937
Outstanding balance												3,299,744	3,658,220
Drawn amount												374,659	471,867	2,138,035
Legal and professional fees related to the Transaction													15,718
GasLog Partners LP
Borrowings
Minimum amount of cash and cash equivalents, short-term investments and available undrawn facilities with remaining maturities of at least six months (excluding loans from affiliates)												$ 45,000
Maximum percentage of total indebtedness to total assets												65.00%
GAS-twenty five Ltd
Borrowings
Minimum liquidity at all times												$ 5,200
October 2015 Facility
Borrowings
Minimum aggregate market value of mortgaged vessels, as percentage of outstanding facility amount, first two years												115.00%
Minimum aggregate market value of mortgaged vessels, as percentage of outstanding facility amount, after first two years												120.00%
October 2015 Facility | GAS-twenty five Ltd
Borrowings
Unamortized fees written off					$ 3,571
Facility 7xNB
Borrowings
Minimum aggregate market value of mortgaged vessels, as percentage of outstanding facility amount, first two years												115.00%
Minimum aggregate market value of mortgaged vessels, as percentage of outstanding facility amount, after first two years												120.00%
CMB Financial Leasing Co., Ltd
Borrowings
Minimum aggregate market value of mortgaged vessels, as percentage of outstanding facility amount												100.00%
Outstanding balance												$ 62,022	0
Drawn amount	$ 41,411	$ 20,611
Commitment, arrangement, upfront and legal and other fees for obtaining undrawn amount												$ 8,764	0
GasLog Hong Kong SLB
Borrowings
Minimum aggregate market value of mortgaged vessels, as percentage of outstanding facility amount												100.00%
Outstanding balance												$ 142,044	152,725
GasLog Houston SLB
Borrowings
Outstanding balance												$ 151,437	159,735
GasLog Houston SLB | Not later than one year
Borrowings
Minimum aggregate market value of mortgaged vessels, as percentage of outstanding facility amount												100.00%
GasLog Houston SLB | Later than one year
Borrowings
Minimum aggregate market value of mortgaged vessels, as percentage of outstanding facility amount												110.00%
GasLog Partners $193.7M Facility
Borrowings
Minimum aggregate market value of mortgaged vessels, as percentage of outstanding facility amount												130.00%
Outstanding balance												$ 126,378	176,515
Drawn amount						$ 193,713
NOK 2021 Bonds
Borrowings
Issue of senior unsecured bond																		$ 90,150	kr 750,000
Amount repaid | kr								kr 434,000	kr 316,000
Percentage of redemption price of par value							104.00%	104.00%	104.75%
Loss on redemption of bond							$ 1,937
Unamortized fees written off														$ 316
NOK 2024 Bonds
Borrowings
Issue of senior unsecured bond																$ 98,550	kr 900,000
Percentage of redemption price of par value									101.00%
Outstanding balance												90,241	101,129
Fair value of bond												$ 93,414	$ 105,990
Exchange rate | $ / kr												0.1011	0.1135
Maximum permitted per share value of Distributions | $ / shares												$ 1.10
Minimum amount of cash and cash equivalents and short-term investments for Distributions												$ 150,000
8.875% Senior Notes
Borrowings
Principal amount of notes issued										$ 75,000	$ 250,000
Interest rate on borrowings			8.875%							8.875%	8.875%		8.875%		8.875%
Percentage of original price for issued price										102.50%	100.00%
Yield to maturity										7.89%
Gross proceeds from issuance of notes										$ 76,875
Premium on issuance										$ 1,875
Repayments of notes			$ 315,000
Outstanding balance													$ 314,738
8.875% Senior Notes | Redemption of bonds and notes issued
Borrowings
Percentage of redemption price of par value															104.75%
Loss on redemption of bond															$ 475
Repayments of notes															$ 10,000
Note Purchase Agreement
Borrowings
Notes issuance limit				$ 100,000
Commitment, arrangement, upfront and legal and other fees for obtaining undrawn amount												0	$ 5,564
2029 Notes
Borrowings
Principal amount of notes issued			$ 315,000
Interest rate on borrowings				7.75%
Outstanding balance												$ 306,432
Notes issuance limit				$ 325,000
Percentage of face value of notes issued				99.25%
Upfront fee (as a percent)				0.75%
Ticking fee (as a percent)				1.50%
Number of times the entity may elect to pay interest in kind | item				3
Increased interest rate for payment in kind				9.75%
Maximum permitted per share value of Distributions | $ / shares												$ 1.10
Minimum amount of cash and cash equivalents and short-term investments for Distributions												$ 150,000
Maximum permitted limit on aggregate amount of additional indebtedness, creation of liens or provision of guarantees												30,000
Maximum permitted limit on receipt of net proceeds from sale or disposition of ships or shares in subsidiaries												$ 10,000
Maximum permitted amount per share of dividend payments / declarations of distributions | $ / shares												$ 1.10
Loans facilities, except certain facilities, NOK 2024 Bonds and 2029 Notes
Borrowings
Maximum percentage of total indebtedness to total assets												75.00%
Minimum amount of net working capital (excluding the current portion of long-term debt)												$ 0
Minimum amount of unencumbered cash and cash equivalents												$ 75,000
Minimum percentage of EBITDA over debt service obligations on a trailing 12 months basis												110.00%
Minimum amount of cash and cash equivalent and short-term investments for EBITDA over debt service obligations ratio to be regarded as complied with												$ 110,000
Minimum market value adjusted net worth												$ 350,000
NIBOR | NOK 2021 Bonds
Borrowings
Adjustment to interest rate basis																		6.90%	6.90%